Warrants (Details) - Schedule of public warrants are classified as Level £ in Thousands	Dec. 31, 2021 GBP (£)
Warrants (Details) - Schedule of public warrants are classified as Level [Line Items]
Warrants	£ 42,692
Level 1 [Member]
Warrants (Details) - Schedule of public warrants are classified as Level [Line Items]
Warrants	13,418
Level 2 [Member]
Warrants (Details) - Schedule of public warrants are classified as Level [Line Items]
Warrants
Level 3 [Member]
Warrants (Details) - Schedule of public warrants are classified as Level [Line Items]
Warrants	£ 29,274